Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,
Description	2024	2023

Maintenance materials and parts	966,701	825,499
Flight attendant, uniforms and others	30,430	21,367
Provision for losses	(53,553)	(47,658)
Total net	943,578	799,208